ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.     ACCOUNTS RECEIVABLE

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	80,878	83,848	12,850
Allowance for credit losses	(7,147)	(6,473)	(992)
Accounts receivable, net	73,731	77,375	11,858

The rollforward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance at the beginning of the year	12,969	3,585	7,147	1,095
Cumulative effect of adopting ASU 2016-13	—	—	597	92
Disposal of subsidiary	—	—	(60)	(9)
Provisions for the year	1,303	4,510	1,879	288
Reversal of provisions from prior periods due to subsequent cash collection during the year	(709)	(221)	(1,415)	(217)
Amounts written off during the year	(9,989)	(734)	(1,675)	(257)
Foreign exchange gain or loss	11	7	—	—
Balance at the end of the year	3,585	7,147	6,473	992

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of RMB30,524 and RMB33,686 (US$5,163)were used to secure certain bank borrowings as at December 31, 2019 and 2020 respectively (note 18).